DEFERRED TAX ASSETS/(LIABILITIES) (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Schedule of deferred tax assets and liabilities
	2017	2018
	RMB’000	RMB’000

Deferred tax assets	115,716	273,022
Less: Offsetting of deferred tax liabilities	(78,711)	(75,727)
Deferred tax assets (net)	37,005	197,295

Deferred tax liabilities	(145,102)	(139,625)
Less: Offsetting of deferred tax assets	78,711	75,727
Deferred tax liabilities (net)	(66,391)	(63,898)

	(29,386)	133,397

Schedule of maturity analysis for deferred tax assets and liabilities
	2017	2018
	RMB’000	RMB’000

Deferred tax assets:
- Deferred tax assets to be recovered after more than 12 months	114,387	124,666
- Deferred tax assets to be recovered within 12 months	1,329	148,356
	115,716	273,022

Deferred tax liabilities:
- Deferred tax liabilities to be recovered after more than 12 months	(142,159)	(134,492)
- Deferred tax liabilities to be recovered within 12 months	(2,943)	(5,133)
	(145,102)	(139,625)

Schedule of movement in deferred tax assets
	At 1 January 2017	(Charged)/ Credited to the comprehensive income statement	At 31 December 2017	Change in accounting policy (Note 2.2)	At 1 January 2018	(Charged)/ Credited to the comprehensive income statement	At 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax assets:
Impairment provision for receivables	7,003	(2,230)	4,773	16,558	21,331	(3,490)	17,841
Impairment provision for fixed assets and construction-in-progress	4,155	2,793	6,948	-	6,948	(493)	6,455
Impairment provision for materials and supplies	5,994	1,126	7,120	-	7,120	2,335	9,455
Differences in accounting base and tax base of government grants	25,720	(201)	25,519	-	25,519	(90)	25,429
Differences in accounting base and tax base of employee benefits obligations	39,655	992	40,647	-	40,647	5,093	45,740
Loss on disposal of fixed assets	16,285	14,424	30,709	-	30,709	(17,361)	13,348
Difference in accounting base and tax base of party organization activity fee	-	-	-	-	-	7,973	7,973
Difference in accounting base and tax base in the recognition of land disposal proceed	-	-	-	-	-	146,781	146,781
Others	50	(50)	-	-	-	-	-
	98,862	16,854	115,716	16,558	132,274	140,748	273,022

Schedule of movement in deferred tax liabilities
	At 1 January 2017	Charged/ (Credited) to the comprehensive income statement	At 31 December 2017	Charged/ (Credited) to the comprehensive income statement	At 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax liabilities:
Differences in accounting base and tax base in recognition of fixed assets	8,267	(404)	7,863	(2,593)	5,270
Differences in accounting base and tax base in recognition of leasehold land payments	68,883	(2,493)	66,390	(2,493)	63,897
Changes in the fair value of available-for-sale financial assets	-	60,647	60,647	-	60,647
Others	10,666	(464)	10,202	(391)	9,811
	87,816	57,286	145,102	(5,477)	139,625

Schedule of tax loss carry-forwards and other temporary difference
	2017	2018
	RMB’000	RMB’000

Tax losses that can be carried forward (a)	82,918	105,812
Deductible temporary differences	12,452	12,452
	95,370	118,264

Schedule of tax loss carry-forwards
	2017	2018
	RMB’000	RMB’000

2018	13,499	-
2019	6,371	6,371
2020	18,478	18,478
2021	22,325	22,325
2022	22,245	22,245
2023	-	36,393
	82,918	105,812